Assets pledged - Carrying amount of the assets pledged as security against liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 187,517	£ 116,280
Carrying amount [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	191,878	166,817
Non-current assets held for sale [member] | Carrying amount [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	0	117
Trading portfolio assets [Member] | Carrying amount [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	73,899	51,241
Financial assets at fair value [member] | Carrying amount [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	4,798	3,195
Loans and advances to customers [Member] | Carrying amount [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	41,772	30,414
Cash collateral [Member] | Carrying amount [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	56,351	68,797
Financial Investments [Member] | Carrying amount [member]
Disclosure of offsetting of financial liabilities [line items]
Assets pledged	£ 15,058	£ 13,053